Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.7%
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.15% (A), 07/18/2027 (B)	$ 6,134,153	$ 6,135,503
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (B)	661,732	662,234
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 1.44% (A), 10/18/2030 (B)	11,780,000	11,791,686
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	584,371	597,689
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 1.44% (A), 01/20/2030 (B)	2,743,714	2,738,254
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (B)	578,498	613,353
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (B)	840,171	884,010
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (B)	1,133,690	1,228,101
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (B)	1,824,288	1,872,012
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (A), 04/25/2057 (B)	436,024	438,793
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (B)	397,154	398,857
Series 2016-1A, Class A,
2.25%, 12/20/2033 (B)	1,647,368	1,668,150
Series 2019-1A, Class A,
2.89%, 11/20/2036 (B)	863,101	890,705
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (B)	11,450,000	11,512,029
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (B)	10,770,000	10,825,470
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (B)	1,240,000	1,245,298
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.41% (A), 01/20/2031 (B)	3,600,000	3,600,155
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (B)	5,918,000	5,952,371
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (B)	461,661	466,766
Series 2018-A, Class A,
3.10%, 11/08/2030 (B)	1,646,896	1,700,529
Series 2018-A, Class B,
3.35%, 11/08/2030 (B)	1,347,449	1,391,046

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust (continued)
Series 2019-A, Class A,
3.06%, 04/09/2038 (B)	$ 994,887	$ 1,040,565
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.32% (A), 07/20/2030 (B)	6,450,000	6,442,144
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 0.48% (A), 11/25/2046 (B)	573,195	549,997
Sierra Timeshare Receivables Funding LLC
Series 2016-2A, Class A,
2.33%, 07/20/2033 (B)	521,998	523,091
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (B)	1,776,535	1,810,690
Towd Point Mortgage Trust
Series 2015-4, Class A1B,
2.75% (A), 04/25/2055 (B)	140,483	140,670
Series 2015-5, Class A1B,
2.75% (A), 05/25/2055 (B)	1,349,561	1,354,169
Series 2015-6, Class A1B,
2.75% (A), 04/25/2055 (B)	1,162,877	1,172,041
Series 2016-2, Class A1A,
2.75% (A), 08/25/2055 (B)	1,415,268	1,430,468
Series 2016-3, Class A1,
2.25% (A), 04/25/2056 (B)	2,091,474	2,103,269
Series 2016-4, Class A1,
2.25% (A), 07/25/2056 (B)	1,826,124	1,847,369
Series 2017-1, Class A1,
2.75% (A), 10/25/2056 (B)	2,402,514	2,447,118
Series 2017-2, Class A1,
2.75% (A), 04/25/2057 (B)	2,865,739	2,920,347
Series 2017-3, Class A1,
2.75% (A), 07/25/2057 (B)	876,786	895,771
Series 2017-6, Class A1,
2.75% (A), 10/25/2057 (B)	2,206,872	2,272,175
Series 2018-1, Class A1,
3.00% (A), 01/25/2058 (B)	8,322,266	8,593,640
Series 2018-4, Class A1,
3.00% (A), 06/25/2058 (B)	4,031,332	4,279,394
Series 2020-4, Class A1,
1.75%, 10/25/2060 (B)	3,749,581	3,849,181
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (B)	3,945,000	4,075,109
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (B)	2,120,908	2,133,750
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (B)	3,003,589	3,067,755
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.36% (A), 10/20/2028 (B)	7,762,177	7,763,908

Total Asset-Backed Securities (Cost $125,910,898)		127,325,632

Transamerica Funds	Page 1

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 37.9%
Aerospace & Defense - 0.8%
BAE Systems PLC
3.40%, 04/15/2030 (B)	$ 2,003,000	$ 2,231,837
Boeing Co.
3.50%, 03/01/2039	4,100,000	4,050,223
5.15%, 05/01/2030	3,665,000	4,347,078
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	1,592,000	1,775,893
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	2,149,000	2,343,190

		14,748,221

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	181	179
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	2,692,057	2,773,820
JetBlue Pass-Through Trust
2.75%, 11/15/2033	4,218,822	4,184,635
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	136,102	141,635
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,603,117	2,674,297
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,889,749	1,850,838

		11,625,404

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	2,046,000	2,249,037

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	2,058,000	2,273,825
6.25%, 10/02/2043	811,000	1,094,833

		3,368,658

Banks - 5.5%
Australia & New Zealand Banking Group, Ltd.
Fixed until 11/25/2030, 2.57% (A), 11/25/2035 (B)	3,412,000	3,399,480
Banco Santander SA
2.75%, 12/03/2030	2,200,000	2,219,525
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031, MTN	8,921,000	9,290,219
Fixed until 06/19/2040, 2.68% (A), 06/19/2041, MTN	2,845,000	2,835,389
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,142,000	4,639,235
Barclays Bank PLC
10.18%, 06/12/2021 (B)	6,042,000	6,250,907
Barclays PLC
5.20%, 05/12/2026	1,652,000	1,911,166
CIT Group, Inc.
4.13%, 03/09/2021	555,000	555,278
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	7,839,000	8,790,990
Commerzbank AG
8.13%, 09/19/2023 (B)	5,316,000	6,153,532

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Credit Agricole SA
3.25%, 01/14/2030 (B) (C)	$ 4,080,000	$ 4,401,590
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	4,622,000	4,964,170
Discover Bank
4.65%, 09/13/2028	3,790,000	4,481,671
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	2,945,000	3,206,060
JPMorgan Chase & Co.
Fixed until 02/04/2031, 1.95%, 02/04/2032	2,238,000	2,234,033
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	5,622,000	6,007,975
Fixed until 04/22/2040, 3.11% (A), 04/22/2041	3,970,000	4,281,064
4.13%, 12/15/2026	4,481,000	5,219,517
Macquarie Bank, Ltd.
3.62%, 06/03/2030 (B)	5,003,000	5,406,629
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	2,959,000	2,972,463
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	5,485,000	5,557,523
Wells Fargo & Co.
Fixed until 03/15/2026 (D), 3.90% (A)	1,332,000	1,332,000
4.10%, 06/03/2026, MTN	6,475,000	7,395,745
Fixed until 06/15/2024 (D), 5.90% (A)	2,083,000	2,198,354

		105,704,515

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	842,000	951,642
4.44%, 10/06/2048	2,483,000	2,968,903
4.75%, 01/23/2029	2,909,000	3,523,914
Constellation Brands, Inc.
3.15%, 08/01/2029	1,485,000	1,631,211
3.70%, 12/06/2026	1,061,000	1,206,508
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	2,703,000	2,995,441

		13,277,619

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,317,000	1,450,047
4.05%, 11/21/2039	1,787,000	2,080,442
Amgen, Inc.
2.20%, 02/21/2027	2,816,000	2,978,169
Biogen, Inc.
2.25%, 05/01/2030	1,859,000	1,909,642
Gilead Sciences, Inc.
4.15%, 03/01/2047	895,000	1,066,482

		9,484,782

Building Products - 0.1%
Carrier Global Corp.
2.72%, 02/15/2030	2,471,000	2,611,385

Capital Markets - 2.0%
Credit Suisse Group AG
3.75%, 03/26/2025	3,730,000	4,122,476

Transamerica Funds	Page 2

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	$ 1,800,000	$ 1,823,921
Fixed until 01/14/2031, 3.73% (A), 01/14/2032	2,948,000	2,933,172
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	3,440,000	5,084,620
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	3,885,000	3,815,063
Lazard Group LLC
4.50%, 09/19/2028	3,146,000	3,728,250
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031, MTN	3,503,000	3,718,806
3.70%, 10/23/2024, MTN	4,716,000	5,234,105
5.00%, 11/24/2025	2,327,000	2,746,698
UBS AG
7.63%, 08/17/2022	4,959,000	5,474,072

		38,681,183

Chemicals - 0.4%
Nutrition & Biosciences, Inc.
2.30%, 11/01/2030 (B)	2,787,000	2,838,710
Syngenta Finance NV
3.93%, 04/23/2021 (B)	3,870,000	3,886,352

		6,725,062

Commercial Services & Supplies - 0.5%
Ashtead Capital, Inc.
4.25%, 11/01/2029 (B)	1,623,000	1,785,641
ERAC USA Finance LLC
2.70%, 11/01/2023 (B)	3,323,000	3,502,090
3.85%, 11/15/2024 (B)	2,280,000	2,537,618
Waste Connections, Inc.
2.60%, 02/01/2030	2,470,000	2,622,697

		10,448,046

Communications Equipment - 0.2%
Nokia OYJ
3.38%, 06/12/2022	3,636,000	3,754,170

Construction & Engineering - 1.2%
Quanta Services, Inc.
2.90%, 10/01/2030	2,099,000	2,240,756
SBA Tower Trust
1.88%, 07/15/2050 (B)	1,100,000	1,145,156
2.84%, 01/15/2050 (B)	9,589,000	10,273,120
3.17%, 04/09/2047 (B)	3,423,000	3,449,656
3.45%, 03/15/2048 (B)	4,919,000	5,225,686

		22,334,374

Construction Materials - 0.4%
CRH America Finance, Inc.
4.50%, 04/04/2048 (B)	2,162,000	2,668,118
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (B)	4,153,000	4,953,834

		7,621,952

Consumer Finance - 0.8%
Ally Financial, Inc.
3.88%, 05/21/2024	2,337,000	2,549,329
American Express Co.
4.05%, 12/03/2042	1,567,000	1,936,843
BMW US Capital LLC
2.80%, 04/11/2026 (B)	3,613,000	3,920,777

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	$ 3,928,000	$ 4,010,292
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	2,051,000	2,062,065

		14,479,306

Containers & Packaging - 0.0% (E)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (B)	79,000	79,980

Diversified Consumer Services - 0.0% (E)
President & Fellows of Harvard College
3.62%, 10/01/2037	491,000	603,649

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	2,082,000	2,050,497
4.50%, 09/15/2023	2,876,000	3,113,324
6.50%, 07/15/2025	736,000	870,554
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	1,870,000	1,855,609
5.50%, 12/15/2024 (B)	5,865,000	6,622,253
Element Fleet Management Corp.
3.85%, 06/15/2025 (B)	2,390,000	2,547,839

		17,060,076

Diversified Telecommunication Services - 0.9%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,295,000	2,344,526
Level 3 Financing, Inc.
3.40%, 03/01/2027 (B)	2,673,000	2,928,726
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	1,057,448
Verizon Communications, Inc.
1.68%, 10/30/2030 (B)	6,559,000	6,383,201
2.99%, 10/30/2056 (B)	5,474,000	5,227,331

		17,941,232

Electric Utilities - 1.8%
Appalachian Power Co.
3.40%, 06/01/2025	3,399,000	3,722,134
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	345,000	428,421
DTE Electric Co.
4.30%, 07/01/2044	4,094,000	5,107,858
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	9,107,000	10,012,383
Duke Energy Progress LLC
3.60%, 09/15/2047	1,530,000	1,756,706
Entergy Arkansas LLC
3.70%, 06/01/2024	838,000	919,013
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	2,542,000	2,647,437
5.30%, 06/01/2042	397,000	560,187
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,745,000	2,727,441
PacifiCorp
3.60%, 04/01/2024	3,188,000	3,472,919
5.75%, 04/01/2037	301,000	415,907
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	1,628,000	1,775,148

		33,545,554

Transamerica Funds	Page 3

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.
2.80%, 02/15/2030	$ 2,790,000	$ 3,018,588
Arrow Electronics, Inc.
3.88%, 01/12/2028	2,026,000	2,277,895
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,039,000	3,616,276
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	2,585,000	2,782,106

		11,694,865

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	3,648,000	4,090,305
Schlumberger Investment SA
3.65%, 12/01/2023	629,000	680,099

		4,770,404

Equity Real Estate Investment Trusts - 2.1%
Agree, LP
2.90%, 10/01/2030	1,359,000	1,434,414
American Tower Trust #1
3.65%, 03/15/2048 (B)	2,000,000	2,173,668
Corporate Office Properties, LP
2.25%, 03/15/2026	1,319,000	1,369,205
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	2,578,000	2,747,349
Equinix, Inc.
5.38%, 05/15/2027	2,855,000	3,098,887
Federal Realty Investment Trust
1.25%, 02/15/2026	2,448,000	2,477,358
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	2,441,000	2,637,344
Healthpeak Properties, Inc.
3.50%, 07/15/2029	2,242,000	2,524,375
Highwoods Realty, LP
3.05%, 02/15/2030	3,133,000	3,288,791
Life Storage, LP
4.00%, 06/15/2029	2,326,000	2,674,259
Mid-America Apartments, LP
1.70%, 02/15/2031	1,633,000	1,604,944
National Retail Properties, Inc.
2.50%, 04/15/2030	2,703,000	2,786,441
Realty Income Corp.
3.25%, 01/15/2031	1,317,000	1,464,685
Simon Property Group, LP
1.75%, 02/01/2028	2,550,000	2,560,388
VEREIT Operating Partnership, LP
2.20%, 06/15/2028	2,612,000	2,669,565
Weyerhaeuser Co.
4.00%, 04/15/2030	3,090,000	3,599,019
WP Carey, Inc.
2.40%, 02/01/2031	1,069,000	1,092,240

		40,202,932

Food & Staples Retailing - 0.7%
7-Eleven, Inc.
1.80%, 02/10/2031 (B) (F)	4,710,000	4,663,773
Sysco Corp.
3.30%, 07/15/2026	3,329,000	3,683,154
Walmart, Inc.
3.63%, 12/15/2047	4,540,000	5,444,554

		13,791,481

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.3%
Campbell Soup Co.
2.38%, 04/24/2030	$ 3,596,000	$ 3,729,245
Cargill, Inc.
1.70%, 02/02/2031	1,917,000	1,912,359

		5,641,604

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories
1.40%, 06/30/2030	1,391,000	1,380,618
Alcon Finance Corp.
2.75%, 09/23/2026 (B)	1,862,000	2,034,050
Boston Scientific Corp.
4.70%, 03/01/2049	2,059,000	2,712,486
Danaher Corp.
2.60%, 10/01/2050	2,590,000	2,530,651
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	2,900,000	3,183,422
Smith & Nephew PLC
2.03%, 10/14/2030	2,672,000	2,681,333

		14,522,560

Health Care Providers & Services - 1.4%
Anthem, Inc.
2.25%, 05/15/2030	1,783,000	1,837,922
Centene Corp.
3.38%, 02/15/2030	2,847,000	2,982,232
Cigna Corp.
2.40%, 03/15/2030	2,542,000	2,650,083
CVS Health Corp.
2.70%, 08/21/2040	1,949,000	1,900,171
3.75%, 04/01/2030	3,846,000	4,401,306
HCA, Inc.
4.13%, 06/15/2029	1,049,000	1,207,960
5.25%, 04/15/2025	1,007,000	1,173,956
Health Care Service Corp.
2.20%, 06/01/2030 (B)	2,951,000	3,058,835
Quest Diagnostics, Inc.
4.20%, 06/30/2029	4,194,000	5,008,475
UnitedHealth Group, Inc.
2.00%, 05/15/2030	2,395,000	2,470,965

		26,691,905

Household Durables - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	3,547,000	3,734,491

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.
3.75%, 12/01/2027	2,099,000	2,389,511
General Electric Co.
6.88%, 01/10/2039, MTN	2,237,000	3,212,005

		5,601,516

Insurance - 1.3%
Allianz SE
Fixed until 11/17/2025 (D), 3.50% (A) (B)	2,400,000	2,422,512
American International Group, Inc.
4.20%, 04/01/2028	1,885,000	2,206,583
4.25%, 03/15/2029	2,220,000	2,629,645
Markel Corp.
3.35%, 09/17/2029	4,808,000	5,348,303
Pacific LifeCorp
3.35%, 09/15/2050 (B)	1,495,000	1,605,738

Transamerica Funds	Page 4

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (A), 10/01/2050	$ 4,336,000	$ 4,541,960
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	5,272,000	5,998,749

		24,753,490

Interactive Media & Services - 0.7%
Alphabet, Inc.
1.10%, 08/15/2030	3,033,000	2,933,773
Baidu, Inc.
4.38%, 05/14/2024	5,327,000	5,869,091
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (B)	3,690,000	3,920,625

		12,723,489

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
3.80%, 02/15/2028	2,325,000	2,476,247

IT Services - 0.3%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	1,699,000	1,953,924
Fiserv, Inc.
3.50%, 07/01/2029	3,077,000	3,464,125

		5,418,049

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	1,528,000	2,155,560

Machinery - 0.1%
Xylem, Inc.
1.95%, 01/30/2028	1,786,000	1,860,529

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	2,022,000	2,294,641
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (B)	2,020,000	2,062,925
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (B) (D)	2,806,000	2,813,015
NBCUniversal Media LLC
4.45%, 01/15/2043	3,081,000	3,876,437
ViacomCBS, Inc.
4.20%, 05/19/2032 (C)	1,651,000	1,953,221

		13,000,239

Metals & Mining - 0.5%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	3,796,000	4,373,145
4.75%, 04/10/2027 (B)	905,000	1,072,517
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	3,864,000	4,036,418

		9,482,080

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	2,683,000	2,935,789
CMS Energy Corp.
3.88%, 03/01/2024	407,000	443,086
4.88%, 03/01/2044	547,000	699,202

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	$ 1,171,000	$ 1,214,924

		5,293,001

Oil, Gas & Consumable Fuels - 2.9%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	1,754,000	1,822,082
BP Capital Markets PLC
3.12%, 05/04/2026	5,007,000	5,437,450
Chevron USA, Inc.
3.25%, 10/15/2029	2,295,000	2,588,060
Energy Transfer Operating, LP
4.90%, 02/01/2024	1,606,000	1,758,895
5.15%, 03/15/2045	936,000	984,819
5.95%, 10/01/2043	725,000	805,194
7.60%, 02/01/2024	2,269,000	2,584,327
Enterprise Products Operating LLC
4.25%, 02/15/2048	5,576,000	6,256,706
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	3,919,000	4,276,658
Occidental Petroleum Corp.
5.55%, 03/15/2026	6,303,000	6,626,029
Petroleos Mexicanos
6.84%, 01/23/2030	4,604,000	4,627,020
6.88%, 08/04/2026	2,785,000	2,979,950
7.69%, 01/23/2050	641,000	606,053
Pioneer Natural Resources Co.
2.15%, 01/15/2031	3,445,000	3,401,892
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	1,738,000	1,807,301
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,621,000	1,838,210
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (B)	323,000	326,215
Shell International Finance BV
2.50%, 09/12/2026	2,894,000	3,123,997
3.75%, 09/12/2046	1,603,000	1,834,777
Williams Cos., Inc.
5.40%, 03/04/2044	614,000	745,465
7.88%, 09/01/2021	601,000	626,806

		55,057,906

Pharmaceuticals - 1.2%
AstraZeneca PLC
4.00%, 01/17/2029	1,224,000	1,439,229
4.38%, 08/17/2048	1,339,000	1,725,458
Bayer US Finance II LLC
4.38%, 12/15/2028 (B)	2,430,000	2,846,386
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	2,541,000	2,492,550
3.20%, 06/15/2026	1,443,000	1,611,209
Merck & Co., Inc.
3.40%, 03/07/2029	1,699,000	1,943,226
Royalty Pharma PLC
2.20%, 09/02/2030 (B)	3,000,000	3,024,996
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	3,325,000	4,105,390
Viatris, Inc.
2.30%, 06/22/2027 (B)	1,396,000	1,469,911
Zoetis, Inc.
2.00%, 05/15/2030	1,822,000	1,845,676

		22,504,031

Transamerica Funds	Page 5

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	$ 2,246,000	$ 2,394,661
Experian Finance PLC
2.75%, 03/08/2030 (B)	2,782,000	2,973,729

		5,368,390

Road & Rail - 0.6%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (B)	5,789,000	6,272,528
5.50%, 01/15/2026 (B)	1,741,000	1,968,543
CSX Corp.
3.80%, 11/01/2046 - 04/15/2050	3,489,000	4,056,450

		12,297,521

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.
1.95%, 02/15/2028 (B)	1,162,000	1,166,185
Intel Corp.
2.88%, 05/11/2024	1,960,000	2,105,001
KLA Corp.
3.30%, 03/01/2050	2,434,000	2,667,209
Lam Research Corp.
1.90%, 06/15/2030	2,076,000	2,119,610
3.75%, 03/15/2026	1,944,000	2,213,384
Micron Technology, Inc.
2.50%, 04/24/2023	1,410,000	1,470,936
NVIDIA Corp.
2.85%, 04/01/2030	2,695,000	2,964,499
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (B)	1,277,000	1,424,391
QUALCOMM, Inc.
3.25%, 05/20/2027	2,465,000	2,786,604
3.25%, 05/20/2050 (C)	1,679,000	1,858,962
TSMC Global, Ltd.
1.38%, 09/28/2030 (B)	6,766,000	6,575,856
Xilinx, Inc.
2.38%, 06/01/2030	2,775,000	2,870,527

		30,223,164

Software - 0.6%
Adobe, Inc.
2.15%, 02/01/2027	2,565,000	2,735,324
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	570,000	576,769
Infor, Inc.
1.75%, 07/15/2025 (B)	2,869,000	2,960,197
Intuit, Inc.
1.35%, 07/15/2027	1,953,000	1,980,446
Microsoft Corp.
3.30%, 02/06/2027	2,908,000	3,302,176

		11,554,912

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
2.65%, 05/11/2050	2,086,000	2,096,145
2.85%, 02/23/2023	1,411,000	1,482,278
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	2,344,000	2,826,474
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	2,674,000	2,933,789

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
4.13%, 01/15/2031 (B)	$ 488,000	$ 511,204
Western Digital Corp.
4.75%, 02/15/2026	5,945,000	6,591,519

		16,441,409

Tobacco - 0.5%
Altria Group, Inc.
3.40%, 05/06/2030	2,434,000	2,669,485
BAT Capital Corp.
2.26%, 03/25/2028	3,982,000	4,060,791
4.91%, 04/02/2030	2,324,000	2,746,795

		9,477,071

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV
3.13%, 07/16/2022	2,675,000	2,776,487
4.38%, 07/16/2042	2,100,000	2,534,712
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	3,550,000	3,586,412
3.72%, 07/15/2043 (B)	3,233,000	3,378,328
Sprint Corp.
7.25%, 09/15/2021	1,520,000	1,570,160
7.88%, 09/15/2023	1,290,000	1,489,950
T-Mobile USA, Inc.
3.88%, 04/15/2030 (B)	3,813,000	4,313,876

		19,649,925

Total Corporate Debt Securities (Cost $673,035,020)		722,732,976

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025	1,440,000	1,571,400

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	2,200,000	2,415,380

Colombia - 0.3%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	868,733
4.50%, 01/28/2026 (C)	3,650,000	4,097,162

		4,965,895

Indonesia - 0.3%
Indonesia Government International Bond
4.75%, 01/08/2026 (B)	4,060,000	4,719,531
5.38%, 10/17/2023 (B)	900,000	1,012,176

		5,731,707

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	3,987,000	4,436,415

Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028	1,335,000	1,508,563

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	1,010,000	1,282,710

Transamerica Funds	Page 6

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.0% (E)
Republic of Poland Government International Bond
3.00%, 03/17/2023	$ 500,000	$ 527,395

Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (B)	913,000	979,193

Saudi Arabia - 0.1%
Saudi Government International Bond
2.38%, 10/26/2021 (B)	2,547,000	2,578,837

Total Foreign Government Obligations (Cost $23,853,525)		25,997,495

MORTGAGE-BACKED SECURITIES - 9.2%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.62%, 0.75% (A), 08/25/2035	467,106	417,371
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	748,112	719,260
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 0.77% (A), 11/20/2035	490,441	452,429
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	5,192,722	3,158,566
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	883,724	652,795
Banc of America Funding Trust
Series 2005-E, Class 4A1,
2.92% (A), 03/20/2035	4,165	4,240
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (B)	4,530,000	4,484,978
Series 2012-TFT, Class C,
3.47% (A), 06/05/2030 (B)	7,195,000	4,049,874
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (B)	2,530,000	2,527,416
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (B)	1,100,000	1,139,334
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
2.96% (A), 11/25/2034	29,040	29,812
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
2.24% (A), 02/25/2034	30,672	30,901
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 0.71% (A), 04/25/2035	95,204	87,638
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	874,201	950,771
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,269,171
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (A), 01/25/2035 (B)	430,417	455,540
Series 2015-PS1, Class A1,
3.75% (A), 09/25/2042 (B)	606,672	626,014
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (A), 06/25/2058 (B)	815,831	831,063
Series 2018-RP1, Class A1,
3.00% (A), 09/25/2064 (B)	2,509,307	2,640,412

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (A), 08/10/2050	$ 565,000	$ 616,992
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (B)	31,091	31,066
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (B)	4,005,000	3,965,379
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	5,111,451
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (B)	8,485,000	9,160,193
Series 2016-GCT, Class C,
3.46% (A), 08/10/2029 (B)	4,900,000	4,906,493
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (B)	7,035,000	6,820,400
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.30% (A), 12/27/2036 (B)	748,705	742,387
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.81% (A), 12/27/2035 (B)	1,017,503	1,015,966
Series 2021-RPL2, Class A1A,
1.11% (A), 01/25/2060 (B) (G)	9,240,000	9,239,997
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (B)	6,050,000	6,365,540
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.84% (A), 03/18/2035	9,609	9,306
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (A), 04/10/2031 (B)	4,664,567	4,656,581
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 0.69% (A), 06/19/2034	221,185	228,647
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 0.93% (A), 10/25/2034	10,443	10,522
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.30% (A), 08/25/2037	358,281	310,149
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (B)	6,444,439	5,380,240
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (B)	4,800,000	1,610,056
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
1.93% (A), 02/25/2034	23,285	23,236
Series 2006-A2, Class 5A1,
2.54% (A), 11/25/2033	17,095	17,883
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	180,404	106,400
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
3.01% (A), 11/25/2035 (B)	254,223	193,707
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 0.77% (A), 10/25/2028	10,754	10,759

Transamerica Funds	Page 7

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2004-A1, Class 2A1,
2.63% (A), 02/25/2034	$ 70,667	$ 72,132
Series 2005-A3, Class A1,
1-Month LIBOR + 0.54%, 0.67% (A), 04/25/2035	504	504
Series 2005-A4, Class 2A2,
3.24% (A), 07/25/2035	66,917	65,185
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,866,853
Series 2013-C11, Class B,
4.35% (A), 08/15/2046	1,035,000	425,727
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (B)	13,747,000	13,747,345
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
2.88% (A), 07/26/2048 (B)	1,725,714	1,725,086
Series 2014-R4, Class 4A,
2.78% (A), 11/21/2035 (B)	275,885	276,690
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 1.53% (A), 08/15/2034 (B)	7,123,824	7,123,948
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (A), 12/25/2052 (B)	1,246,445	1,291,164
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (A), 01/25/2054 (B)	509,771	541,652
Series 2014-2A, Class A3,
3.75% (A), 05/25/2054 (B)	397,884	424,558
Series 2014-3A, Class AFX3,
3.75% (A), 11/25/2054 (B)	1,369,924	1,472,447
Series 2015-2A, Class A1,
3.75% (A), 08/25/2055 (B)	1,780,192	1,898,963
Series 2016-2A, Class A1,
3.75% (A), 11/26/2035 (B)	1,741,899	1,852,685
Series 2016-3A, Class A1B,
3.25% (A), 09/25/2056 (B)	2,406,843	2,547,783
Series 2017-1A, Class A1,
4.00% (A), 02/25/2057 (B)	2,961,493	3,193,071
Series 2017-2A, Class A3,
4.00% (A), 03/25/2057 (B)	1,288,758	1,385,008
Series 2017-3A, Class A1,
4.00% (A), 04/25/2057 (B)	7,309,876	7,795,225
Series 2017-4A, Class A1,
4.00% (A), 05/25/2057 (B)	2,580,882	2,765,334
Series 2018-1A, Class A1A,
4.00% (A), 12/25/2057 (B)	1,399,368	1,499,869
Series 2019-4A, Class A1B,
3.50% (A), 12/25/2058 (B)	9,557,374	10,098,151
Series 2019-5A, Class A1B,
3.50% (A), 08/25/2059 (B)	2,676,594	2,799,858
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (B)	10,807,000	11,205,792
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (B)	6,500,000	5,996,250

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (A), 01/11/2037 (B)	$ 4,200,000	$ 3,926,926
RALI Trust
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.19%, 0.32% (A), 05/25/2047	449,798	420,579
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.00% (A), 07/25/2035	258,550	194,561
Series 2007-3, Class 3A1,
3.86% (A), 04/25/2047	682,518	453,694
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.83% (A), 01/19/2034	19,316	19,159
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 0.71% (A), 07/25/2045	26,130	25,646
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 1.31% (A), 07/25/2047	49,246	2,811
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	3,110,734

Total Mortgage-Backed Securities (Cost $183,308,245)		176,286,325

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.4%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	340,000	560,490
State of California, General Obligation Unlimited
7.30%, 10/01/2039	1,270,000	2,069,617
7.60%, 11/01/2040	2,820,000	5,040,666
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	315,000	454,466

		8,125,239

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	290,000	433,271

New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	431,000	720,740

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	355,000	506,631
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	340,000	537,023

Transamerica Funds	Page 8

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	$ 330,000	$ 452,232
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	570,000	769,848

		2,265,734

Total Municipal Government Obligations (Cost $9,433,128)		11,544,984

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.7%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 1.61% (A), 05/01/2037	19,205	19,800
6-Month LIBOR + 1.57%, 1.95% (A), 04/01/2037	32,291	33,151
12-Month LIBOR + 1.75%, 2.13% (A), 12/01/2034	9,890	10,383
12-Month LIBOR + 1.80%, 2.33% (A), 09/01/2037	11,049	11,632
12-Month LIBOR + 1.73%, 2.35% (A), 09/01/2035	236,772	249,122
6-Month LIBOR + 1.57%, 2.45% (A), 02/01/2037	4,684	4,705
12-Month LIBOR + 1.66%, 2.71% (A), 01/01/2038	67,678	71,189
6-Month LIBOR + 2.12%, 2.74% (A), 05/01/2037	6,427	6,477
12-Month LIBOR + 1.90%, 3.90% (A), 02/01/2041	98,928	102,228
5.00%, 12/01/2035	303,950	353,515
6.00%, 05/01/2031	225,652	263,600
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	8,886,099	9,480,945
3.01%, 07/25/2025	12,812,000	14,099,331
3.06% (A), 08/25/2024	4,990,000	5,416,994
3.17%, 10/25/2024	2,140,000	2,342,885
3.49%, 01/25/2024	6,965,000	7,538,979
Federal National Mortgage Association
6-Month LIBOR + 0.94%, 1.34% (A), 08/01/2037	2,024	2,058
6-Month LIBOR + 1.51%, 1.77% (A), 01/01/2035	6,815	7,072
6-Month LIBOR + 1.53%, 2.03% (A), 08/01/2034	1,041	1,043
12-Month LIBOR + 1.74%, 2.80% (A), 08/01/2035	23,834	25,129
3.50%, 07/01/2028 - 01/01/2029	1,752,880	1,914,167
12-Month LIBOR + 1.75%, 3.75% (A), 03/01/2041	58,078	58,160
12-Month LIBOR + 1.82%, 3.82% (A), 03/01/2041	10,791	10,840
4.50%, 02/01/2025 - 04/01/2025	82,180	86,754
5.00%, 04/01/2039 - 11/01/2039	7,568,527	8,657,330
5.50%, 04/01/2036 - 12/01/2041	3,579,514	4,201,109
6.00%, 02/01/2034 - 01/01/2040	3,248,005	3,855,165
6.50%, 06/01/2038 - 05/01/2040	1,367,430	1,646,361
Government National Mortgage Association, Interest Only STRIPS
0.71% (A), 02/16/2053	4,100,473	108,555

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
2.00%, TBA (F)	$ 93,408,000	$ 96,706,596
2.50%, TBA (F)	86,670,000	91,112,738
3.00%, TBA (F)	63,934,000	67,229,348
3.50%, TBA (F)	40,695,000	43,264,746
4.00%, TBA (F)	15,680,000	16,814,044

Total U.S. Government Agency Obligations (Cost $371,821,101)		375,706,151

U.S. GOVERNMENT OBLIGATIONS - 22.8%
U.S. Treasury - 19.8%
U.S. Treasury Bond
1.25%, 05/15/2050 (C)	21,417,000	18,452,084
1.38%, 08/15/2050 (C)	1,413,000	1,257,791
2.00%, 02/15/2050	12,640,000	13,095,731
2.25%, 08/15/2046	3,501,000	3,823,885
2.50%, 02/15/2045 - 05/15/2046	42,510,200	48,617,234
2.75%, 08/15/2042 (C)	14,697,500	17,524,472
2.75%, 11/15/2047	1,522,000	1,827,767
2.88%, 08/15/2045 (C)	6,203,000	7,572,021
2.88%, 05/15/2049	3,692,500	4,560,670
3.00%, 05/15/2042 - 08/15/2048 (C)	8,084,300	10,091,380
3.13%, 02/15/2042 - 05/15/2048	11,750,200	14,846,189
3.63%, 02/15/2044	14,031,600	19,127,921
4.50%, 02/15/2036 (C)	9,883,200	14,126,799
5.25%, 02/15/2029	4,198,100	5,624,798
U.S. Treasury Note
0.13%, 05/31/2022 - 12/31/2022	23,261,000	23,263,229
0.25%, 05/31/2025	3,253,000	3,238,641
0.63%, 05/15/2030	13,122,000	12,627,875
0.63%, 08/15/2030 (C)	3,363,000	3,226,378
1.50%, 08/15/2026 - 02/15/2030	26,706,700	28,008,615
1.63%, 05/15/2026	12,541,000	13,278,274
1.63%, 08/15/2029 (C)	4,823,000	5,089,207
1.75%, 07/31/2021 - 11/30/2021	28,824,000	29,191,563
1.75%, 05/15/2023 - 11/15/2029 (C)	24,086,200	25,096,034
2.25%, 11/15/2025 (C)	2,711,500	2,947,485
2.25%, 11/15/2027	16,042,400	17,647,267
2.38%, 01/31/2023 - 02/29/2024	11,720,000	12,395,322
2.63%, 12/15/2021	1,878,000	1,919,081
2.63%, 02/15/2029 (C)	2,275,400	2,580,179
2.88%, 05/15/2028 - 08/15/2028 (C)	15,164,800	17,401,011

		378,458,903

U.S. Treasury Inflation-Protected Securities - 3.0%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050 (C)	6,561,096	7,614,886
1.75%, 01/15/2028	3,870,788	4,781,331
2.50%, 01/15/2029	12,983,316	17,120,227
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	6,779,253	7,617,745
0.63%, 01/15/2024	17,728,474	19,162,449

		56,296,638

Total U.S. Government Obligations (Cost $402,644,500)		434,755,541

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.57% (A)	52,502	1,473,731

Transamerica Funds	Page 9

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.0% (E)
SCE Trust III,
Series H,
Fixed until 03/15/2024, 5.75% (A)	7,998	$ 194,512

Total Preferred Stocks (Cost $1,614,154)		1,668,243

	Principal	Value
COMMERCIAL PAPER - 13.7%
Banks - 4.9%
Concord Minutemen Capital Co.
0.23% (H), 02/18/2021	$ 18,883,000	18,881,353
DnB Bank ASA
0.16% (H), 04/28/2021	3,000,000	2,998,969
Mackinac Funding Co. LLC
0.19% (H), 04/07/2021	5,630,000	5,627,235
Macquarie Bank, Ltd.
0.24% (H), 03/02/2021	4,000,000	3,999,527
Manhattan Asset Funding Co. LLC
0.20% (H), 02/03/2021 - 03/02/2021	18,450,000	18,448,235
Natixis
0.20% (H), 04/01/2021	2,000,000	1,999,618
Skandinaviska Enskilda Banken AB
0.19% (H), 02/17/2021	3,000,000	2,999,842
Societe Generale SA
0.18% (H), 04/26/2021	8,750,000	8,746,278
Standard Chartered Bank
0.22% (H), 02/24/2021	14,850,000	14,848,488
Sumitomo Mitsui Brokerage Corp.
0.21% (H), 02/11/2021	15,500,000	15,499,468

		94,049,013

Capital Markets - 0.5%
Cedar Springs Capital Co. LLC
0.20% (H), 04/05/2021	9,000,000	8,997,129

Commercial Services & Supplies - 0.2%
Charta LLC
0.17% (H), 04/14/2021	4,400,000	4,398,487

Diversified Financial Services - 8.1%
Anglesea Funding PLC
0.20% (H), 02/04/2021	18,000,000	17,999,610
Atlantic Asset Securitization LLC
0.18% (H), 04/05/2021	7,150,000	7,147,719
Chariot Funding LLC
0.19% (H), 02/16/2021	18,000,000	17,998,614
0.20% (H), 04/05/2021	250,000	249,920
Jupiter Securitization Co. LLC
0.18% (H), 02/08/2021	18,000,000	17,999,315
0.20% (H), 04/05/2021	8,500,000	8,497,289
Le Fayette Asset Securitization LLC
0.19% (H), 02/19/2021	19,670,000	19,668,187
Lexington Parker Capital Co. LLC
0.23% (H), 02/10/2021	17,000,000	16,999,156
LMA SA / LMA Americas LLC
0.18% (H), 02/04/2021	16,330,000	16,329,717
Sheffield Receivable
0.18% (H), 02/04/2021	7,400,000	7,399,840
0.22% (H), 03/02/2021	5,000,000	4,999,284

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Victory Receivables Corp.
0.20% (H), 04/01/2021	$ 18,500,000	$ 18,494,870

		153,783,521

Total Commercial Paper (Cost $261,222,296)		261,228,150

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Bill
0.07% (H), 03/11/2021	1,000,000	999,950
0.09% (H), 04/01/2021 (C)	56,208,000	56,202,242

Total Short-Term U.S. Government Obligations (Cost $57,199,349)		57,202,192

	Shares	Value
OTHER INVESTMENT COMPANY - 4.3%
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (H)	82,239,444	82,239,444

Total Other Investment Company (Cost $82,239,444)		82,239,444

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 0.00% (H), dated 01/29/2021, to be repurchased at $26,275,823 on 02/01/2021. Collateralized by a U.S. Government Obligation, 1.50%, due 02/28/2023, and with a value of $26,801,390.	$ 26,275,823	26,275,823

Total Repurchase Agreement (Cost $26,275,823)		26,275,823

Total Investments (Cost $2,218,557,483)		2,302,962,956
Net Other Assets (Liabilities) - (20.8)%		(396,660,336)

Net Assets - 100.0%		$ 1,906,302,620

Transamerica Funds	Page 10

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	86	03/31/2021	$19,006,890	$19,003,984	$—	$(2,906)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$127,325,632	$—	$127,325,632
Corporate Debt Securities	—	722,732,976	—	722,732,976
Foreign Government Obligations	—	25,997,495	—	25,997,495
Mortgage-Backed Securities	—	176,286,325	—	176,286,325
Municipal Government Obligations	—	11,544,984	—	11,544,984
U.S. Government Agency Obligations	—	375,706,151	—	375,706,151
U.S. Government Obligations	—	434,755,541	—	434,755,541
Preferred Stocks	1,668,243	—	—	1,668,243
Commercial Paper	—	261,228,150	—	261,228,150
Short-Term U.S. Government Obligations	—	57,202,192	—	57,202,192
Other Investment Company	82,239,444	—	—	82,239,444
Repurchase Agreement	—	26,275,823	—	26,275,823

Total Investments	$83,907,687	$2,219,055,269	$—	$2,302,962,956

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(2,906)	$—	$—	$(2,906)

Total Other Financial Instruments	$(2,906)	$—	$—	$(2,906)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $489,189,745, representing 25.7% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $179,731,899, collateralized by cash collateral of $82,239,444 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $101,161,588. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the value of the security is $9,239,997, representing 0.5% of the Fund’s net assets.
(H)	Rates disclosed reflect the yields at January 31, 2021.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 11

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 12

Transamerica Intermediate Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 13

Transamerica Intermediate Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 14